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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited)

Shares		Value
COMMON STOCK: 91.6%
	Australia: 4.9%
363,178	Australia & New Zealand Banking Group Ltd.	$6,873,353
2,428,937	Foster’s Group Ltd.	11,279,809
2,326,620	Insurance Australia Group	7,160,644
3,054,724	Macquarie Airports Management Ltd.	7,111,332
4,242,817	Telstra Corp. Ltd.	10,574,152
284,659	Wesfarmers Ltd.	6,925,032
		49,924,322
	Canada: 1.9%
361,805	Enerplus Resources Fund	7,974,182
338,676	TransCanada Corp.	11,234,492
		19,208,674
	Finland: 1.5%
1,469,239	Nokia OYJ	14,759,338
		14,759,338
	France: 8.9%
265,138	Bouygues S.A.	11,089,827
242,107	Carrefour S.A.	9,923,510
372,676	Gaz de France	11,528,390
171,623	Lafarge S.A.	9,787,355
155,521	Sanofi-Aventis	9,309,501
322,944	Total S.A.	14,960,788
234,865	Vinci S.A.	10,480,061
628,819	Vivendi	13,524,177
		90,603,609
	Germany: 5.4%
151,426	Allianz AG	15,127,811
220,376	BASF AG	11,596,651
116,058	Deutsche Boerse AG	7,101,119
380,397	E.ON AG	11,526,556
79,075	Muenchener Rueckversicherungs AG	10,026,430
		55,378,567
	Hong Kong: 2.6%
336,384	China Mobile Ltd. ADR	15,665,403
810,382	Hang Seng Bank Ltd.	10,843,774
		26,509,177
	Ireland: 1.0%
470,562	CRH PLC	10,465,350
		10,465,350
	Italy: 3.1%
754,977	Banche Popolari Unite Scpa	6,731,693
774,149	ENI S.p.A.	14,506,025
4,087,010	Intesa Sanpaolo S.p.A.	10,645,480
		31,883,198
	Japan: 5.1%
8,555,500	Mizuho Financial Group, Inc.	15,400,480
51,200	Nintendo Co., Ltd.	14,886,898
6,982	NTT DoCoMo, Inc.	10,441,301
259,100	Takeda Pharmaceutical Co., Ltd.	10,643,318
		51,371,997
	Netherlands: 2.4%
556,005	Royal Dutch Shell PLC	14,454,450
792,230	Royal KPN NV	10,221,659
		24,676,109
	Singapore: 1.1%
1,116,500	DBS Group Holdings Ltd.	10,991,356
		10,991,356
	Spain: 2.2%
898,737	Banco Bilbao Vizcaya Argentaria S.A.	9,275,147
716,620	Telefonica S.A.	13,606,210
		22,881,357
	Switzerland: 2.2%
328,358	Credit Suisse Group	12,673,784
210,677	Novartis AG ADR	9,482,572
		22,156,356
	Taiwan: 1.5%
1,558,104	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,191,514
		15,191,514
	United Kingdom: 11.6%
253,179	AstraZeneca PLC	10,642,965
1,970,417	BP PLC	14,046,256
574,587	GlaxoSmithKline PLC	9,556,098
794,457	HSBC Holdings PLC	7,161,349
1,690,061	Reed Elsevier PLC	11,703,410
6,005,119	Royal & Sun Alliance Insurance Group	10,116,345
724,582	Scottish & Southern Energy PLC	10,959,874
728,135	Smiths Group PLC	10,809,296

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
3,506,756		Thomas Cook Group PLC	$10,451,035
1,589,369		United Utilities Group PLC	12,342,680
4,897,682		Vodafone Group PLC	9,701,382
			117,490,690
		United States: 36.2%
214,113		Abbott Laboratories	10,183,214
405,940		Altria Group, Inc.	8,236,523
470,946		Ameren Corp.	11,613,528
368,685		American Electric Power Co., Inc.	11,783,173
446,012		Arthur J. Gallagher & Co.	11,012,036
640,252		AT&T, Inc.	15,558,124
276,965		Automatic Data Processing, Inc.	11,322,329
654,392		Bristol-Myers Squibb Co.	15,188,438
346,459		Campbell Soup Co.	12,406,697
152,311		Chevron Corp.	11,251,214
218,677		ConocoPhillips	11,340,589
280,213		Consolidated Edison, Inc.	11,934,272
153,216		Cullen/Frost Bankers, Inc.	8,408,494
255,842		Diebold, Inc.	7,414,301
314,602		EI Du Pont de Nemours & Co.	11,379,154
389,927		Exelon Corp.	15,051,182
271,759		Kimberly-Clark Corp.	16,495,775
127,858	@	Kinder Morgan Energy Partners LP	8,118,983
548,550		Kraft Foods, Inc.	15,688,530
381,778		Leggett & Platt, Inc.	8,887,792
109,719		Lorillard, Inc.	7,843,811
241,560		McDonald’s Corp.	16,153,117
315,563		Merck & Co., Inc.	10,631,317
267,329		NYSE Euronext	7,664,322
1,012,093		Pfizer, Inc.	15,414,176
243,122		Philip Morris International, Inc.	10,726,543
681,357		Pitney Bowes, Inc.	15,425,922
228,337		Reynolds American, Inc.	11,905,491
597,237		Sara Lee Corp.	8,462,848
365,549		Southern Co.	11,953,452
364,634		Spectra Energy Corp.	7,296,326
352,774		Waste Management, Inc.	11,468,683
			368,220,356
		Total Common Stock
		(Cost $967,546,488)	931,711,970
REAL ESTATE INVESTMENT TRUSTS: 2.7%
		Australia: 0.8%
755,298		Westfield Group	8,121,455
			8,121,455
		Netherlands: 0.5%
113,739		Corio NV	5,386,702
			5,386,702
		United Kingdom: 0.7%
822,577		Land Securities Group PLC	7,103,878
			7,103,878
		United States: 0.7%
154,669		Rayonier, Inc.	6,941,545
			6,941,545
		Total Real Estate Investment Trusts
		(Cost $28,868,453)	27,553,580
PURCHASED OPTIONS: 1.1%
		European Union: 0.4%
3,500	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,053.8100 EUR, Expires 08/20/10	124,940
3,000	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,563.8500 EUR, Expires 06/18/10	222,560
4,000	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,621.0900 EUR, Expires 07/16/10	626,701
25,000,000	@	European Union Currency Option (EUR/USD), Strike Price 1.1450, Expires 08/20/10	240,856
28,500,000	@	European Union Currency Option (EUR/USD), Strike Price 1.2850, Expires 07/20/10	1,475,816
29,500,000	@	European Union Currency Option (EUR/USD), Strike Price 1.2880, Expires 06/21/10	1,471,319
			4,162,192
		Japan: 0.1%
24,000,000	@	Japanese Yen Currency Option (USD/JPY), Strike Price 94.5000, Expires 06/21/10	41,786
20,000,000	@	Japanese Yen Currency Option (USD/JPY), Strike Price 96.0000, Expires 08/20/10	111,887
24,000,000	@	Japanese Yen Currency Option (USD/JPY), Strike Price 97.0000, Expires 07/20/10	42,188
102,000	@	Nikkei 225 Index, Strike Price 8,249.7800 JPY, Expires 08/20/10	155,854
95,000	@	Nikkei 225 Index, Strike Price 9,902.2800 JPY, Expires 06/18/10	357,748
100,000	@	Nikkei 225 Index, Strike Price 10,174.8000 JPY, Expires 07/16/10	680,243
			1,389,706
		United Kingdom: 0.2%
1,300	@	FTSE 100 Index, Strike Price 4,232.8500 GBP, Expires 08/20/10	82,359
1,300	@	FTSE 100 Index, Strike Price 5,169.3000 GBP, Expires 06/18/10	202,254
1,300	@	FTSE 100 Index, Strike Price 5,266.9500 GBP, Expires 07/16/10	418,630
16,000,000	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.3100, Expires 08/20/10	97,541
22,500,000	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.4180, Expires 06/21/10	181,126
22,500,000	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.4450, Expires 07/20/10	484,351
			1,466,261

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Shares				Value
		United States: 0.4%
48,000	@	S&P 500® Index, Strike Price 1,068.3800 USD, Expires 06/18/10		$995,047
47,000	@	S&P 500® Index, Strike Price 1,094.9200 USD, Expires 07/16/10		2,193,177
51,000	@	S&P 500® Index, Strike Price 902.2000 USD, Expires 08/20/10		702,895
				3,891,119
		Total Purchased Options
		(Cost $6,715,030)		10,909,278
		Total Investments in Securities
		(Cost $1,003,129,971)*	95.4%	$970,174,828
		Other Assets and Liabilities - Net	4.6	47,078,216
		Net Assets	100.0%	$1,017,253,044

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,068,195,098.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$62,140,888
		Gross Unrealized Depreciation		(160,161,158)
		Net Unrealized Depreciation		$(98,020,270)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.0%
Consumer Staples	11.8
Energy	11.3
European Union	0.4
Financials	19.1
Health Care	9.9
Industrials	6.5
Information Technology	6.3
Japan	0.1
Materials	4.3
Telecommunication Services	8.4
United Kingdom	0.2
United States	0.4
Utilities	10.7
Other Assets and Liabilities - Net	4.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$49,924,322	$—	$49,924,322
Canada	19,208,674	—	—	19,208,674
Finland	—	14,759,338	—	14,759,338
France	—	90,603,609	—	90,603,609
Germany	—	55,378,567	—	55,378,567
Hong Kong	15,665,403	10,843,774	—	26,509,177
Ireland	—	10,465,350	—	10,465,350
Italy	—	31,883,198	—	31,883,198
Japan	—	51,371,997	—	51,371,997
Netherlands	—	24,676,109	—	24,676,109
Singapore	—	10,991,356	—	10,991,356
Spain	—	22,881,357	—	22,881,357
Switzerland	9,482,572	12,673,784	—	22,156,356
Taiwan	15,191,514	—	—	15,191,514
United Kingdom	—	117,490,690	—	117,490,690
United States	368,220,356	—	—	368,220,356
Total Common Stock	427,768,519	503,943,451	—	931,711,970
Real Estate Investment Trusts	6,941,545	20,612,035	—	27,553,580
Positions In Purchased Options	—	10,909,278	—	10,909,278
Total Investments, at value	$434,710,064	$535,464,764	$—	$970,174,828

Liabilities Table
Other Financial Instruments+:
Written options	—	(7,447,302)	—	(7,447,302)
Total Liabilities	$—	$(7,447,302)	$—	$(7,447,302)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value
Options on Securities
85,000	Morgan Stanley	Australia & New Zealand Banking Group Ltd.	06/02/10	25.2375	AUD	$39,448	$(27)
605,000	Citigroup	Foster’s Group Ltd.	06/02/10	5.4828	AUD	79,227	(39,075)
568,000	Merrill Lynch	Insurance Australia Group	06/02/10	3.8350	AUD	56,868	(723)
1,040,000	Morgan Stanley	Telstra Corp. Ltd.	06/02/10	3.1700	AUD	97,942	(1,098)
68,000	Citigroup	Wesfarmers Ltd.	06/02/10	30.6500	AUD	63,471	(847)
177,000	BNP Paribas	Westfield Group	06/02/10	12.3500	AUD	56,845	(73,333)
33,000	Societe General	Allianz SE	06/02/10	86.7920	EUR	123,781	(1,493)
198,000	Merrill Lynch	Banco Bilbao Vizcaya Argentaria S.A.	06/02/10	10.6900	EUR	124,949	(67)
48,000	Societe General	BASF SE	06/02/10	45.4150	EUR	97,947	(1,734)
56,000	Nomura	Bouygues S.A.	06/02/10	37.1728	EUR	108,374	(1,786)
59,000	Goldman Sachs & Co.	Carrefour S.A.	06/02/10	36.9400	EUR	91,337	(126)
27,000	BNP Paribas	Deutsche Boerse AG	06/02/10	53.3700	EUR	66,281	(1,417)
78,000	Deutsche Bank	E.ON AG	06/02/10	26.8853	EUR	80,189	(65)
172,000	ABN AMRO Bank, N.V.	ENI S.p.A.	06/02/10	17.0220	EUR	104,191	(3)
78,000	Nomura	GDF Suez	06/02/10	27.0840	EUR	81,269	(891)
41,000	Morgan Stanley	Lafarge S.A.	06/02/10	56.0400	EUR	112,445	—
17,000	Barclays Bank PLC	Muenchener Rueckversicherungs AG	06/02/10	114.6600	EUR	68,965	(5)
269,000	Goldman Sachs & Co.	Nokia OYJ	06/02/10	10.8400	EUR	196,435	—
134,000	Goldman Sachs & Co.	Royal Dutch Shell PLC	06/02/10	22.8900	EUR	73,091	(179)
37,000	BNP Paribas	Sanofi-Aventis	06/02/10	51.7900	EUR	68,579	(708)
169,000	ABN AMRO Bank, N.V.	Telefonica SA	06/02/10	17.2350	EUR	44,549	(224)
70,000	UBS	Total S.A.	06/02/10	42.1470	EUR	105,775	(6)
50,000	Citigroup	Vinci S.A.	06/02/10	42.5900	EUR	91,863	—
151,000	Citigroup	Vivendi	06/02/10	18.9860	EUR	114,589	(291)
61,000	Barclays Bank PLC	AstraZeneca PLC	06/02/10	29.3249	GBP	70,183	(21,284)
410,000	ABN AMRO Bank, N.V.	BP PLC	06/02/10	6.4580	GBP	82,638	—
140,000	Citigroup	GlaxoSmithKline PLC	06/02/10	12.6060	GBP	42,866	(22)
188,000	ABN AMRO Bank, N.V.	HSBC Holdings PLC	06/02/10	6.8490	GBP	53,513	(32)
197,000	Deutsche Bank	Land Securities Group PLC	06/02/10	6.6454	GBP	50,558	(4)
370,000	Goldman Sachs & Co.	Reed Elsevier PLC	06/02/10	5.2025	GBP	76,170	(2)
1,167,000	Deutsche Bank	Vodafone Group PLC	06/02/10	1.5011	GBP	33,218	(3)
196,000	Morgan Stanley	Hang Seng Bank Ltd.	06/02/10	107.7000	HKD	35,358	(571)
268,000	Goldman Sachs & Co.	DBS Group Holdings Ltd	06/02/10	15.1000	SGD	79,141	—
53,000	UBS	Abbott Laboratories	06/02/10	51.1848	USD	55,067	(14)
98,000	Goldman Sachs & Co.	Altria Group, Inc.	06/02/10	21.2600	USD	37,916	(313)
114,000	BNP Paribas	Ameren Corp.	06/02/10	26.5500	USD	66,109	(23)
90,000	Deutsche Bank	American Electric Power Co., Inc.	06/02/10	33.7500	USD	41,922	(250)
158,000	ABN AMRO Bank, N.V.	AT&T, Inc.	06/02/10	25.9050	USD	90,850	(66)
68,000	Deutsche Bank	Automatic Data Processing, Inc.	06/02/10	44.6840	USD	63,811	—
163,000	UBS	Bristol-Myers Squibb Co.	06/02/10	24.4363	USD	128,607	(2,891)
84,000	Morgan Stanley	Campbell Soup Co.	06/02/10	35.5400	USD	64,176	(43,579)
37,000	Merrill Lynch	Chevron Corp.	06/02/10	81.0000	USD	56,388	(10)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value
Options on Securities (continued)
79,000	Citigroup	China Mobile Ltd.	06/02/10	49.1600	USD	127,506	(2,425)
53,000	Nomura	ConocoPhillips	06/02/10	55.8137	USD	90,535	(204)
68,000	Deutsche Bank	Consolidated Edison, Inc.	06/02/10	44.2867	USD	48,817	(204)
77,000	Morgan Stanley	EI Du Pont de Nemours & Co.	06/02/10	38.7180	USD	73,920	(997)
93,000	Merrill Lynch	Exelon Corp.	06/02/10	43.3300	USD	58,962	(1)
67,000	Merrill Lynch	Kimberly-Clark Corp.	06/02/10	61.7100	USD	72,494	(4,215)
31,000	Citigroup	Kinder Morgan Energy Partners LP	06/02/10	67.7500	USD	20,987	(32)
133,000	Goldman Sachs & Co.	Kraft Foods, Inc.	06/02/10	30.1100	USD	87,301	(796)
93,000	Citigroup	Leggett & Platt, Inc.	06/02/10	23.9700	USD	64,635	(10,598)
27,000	Merrill Lynch	Lorillard, Inc.	06/02/10	78.9500	USD	46,386	(7)
60,000	Barclays Bank PLC	McDonald’s Corp.	06/02/10	70.5300	USD	72,792	(133)
76,000	BNP Paribas	Merck & Co., Inc.	06/02/10	34.0600	USD	83,433	(17,523)
51,000	Goldman Sachs & Co.	Novartis AG ADR	06/02/10	51.9200	USD	56,666	—
63,000	ABN AMRO Bank, N.V.	NYSE Euronext	06/02/10	32.1750	USD	77,868	(36)
243,000	Citigroup	Pfizer, Inc.	06/02/10	16.4100	USD	97,686	(144)
59,000	UBS	Philip Morris International, Inc.	06/02/10	50.5794	USD	77,290	—
38,000	BNP Paribas	Rayonier, Inc.	06/02/10	48.0600	USD	49,506	(465)
56,000	Citigroup	Reynolds American, Inc.	06/02/10	55.8600	USD	63,784	(60)
147,000	Citigroup	Sara Lee Corp.	06/02/10	14.0500	USD	51,597	(41,123)
89,000	Barclays Bank PLC	Southern Co.	06/02/10	33.7400	USD	48,683	(2,398)
89,000	Deutsche Bank	Spectra Energy Corp.	06/02/10	23.0000	USD	45,034	(1)
372,000	Citigroup	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	06/02/10	10.7300	USD	132,060	(244)
86,000	Morgan Stanley	Waste Management, Inc.	06/02/10	35.0250	USD	54,524	(23)
						$4,879,367	$(274,791)
Options on Indices
4,825	ABN AMRO Bank, N.V.	Dow Jones Euro Stoxx 50 Index	06/04/10	2,879.7500	EUR	$522,672	$(462)
5,500	Barclays Bank PLC	Dow Jones Euro Stoxx 50 Index	06/18/10	2,546.7000	EUR	823,470	(719,722)
4,700	Morgan Stanley	Dow Jones Euro Stoxx 50 Index	07/02/10	2,505.5800	EUR	766,938	(890,884)
1,700	ABN AMRO Bank, N.V.	FTSE 100 Index	06/04/10	5,699.6900	GBP	332,239	(46)
1,700	Goldman Sachs & Co.	FTSE 100 Index	06/18/10	5,205.9000	GBP	462,004	(234,364)
1,700	Morgan Stanley	FTSE 100 Index	07/02/10	4,981.2800	GBP	504,027	(669,874)
133,500	Merrill Lynch	Nikkei-225 Stock Average	06/04/10	11,142.2400	JPY	402,899	(32)
130,000	Goldman Sachs & Co.	Nikkei-225 Stock Average	06/18/10	10,442.2800	JPY	561,020	(63,378)
134,000	Goldman Sachs & Co.	Nikkei-225 Stock Average	07/02/10	9,808.1800	JPY	654,030	(469,906)
63,500	Barclays Bank PLC	S&P 500® Index	06/04/10	1,191.2200	USD	1,675,911	(1,352)
62,400	RBS LONDON (SP)	S&P 500® Index	06/18/10	1,133.0100	USD	2,148,494	(544,853)
65,600	Goldman Sachs & Co.	S&P 500® Index	07/02/10	1,080.0700	USD	2,945,171	(2,690,188)
						$11,798,875	$(6,285,061)
Options on Currencies
28,500,000	Citigroup	European Union Currency Option (EUR/USD)	07/20/10	1.3965	USD	$213,750	$(10,671)
29,500,000	JP Morgan Securities	European Union Currency Option (EUR/USD)	06/21/10	1.4022	USD	221,250	(821)
25,000,000	JP Morgan Securities	European Union Currency Option (EUR/USD)	08/20/10	1.2920	USD	312,500	(253,667)
24,000,000	Goldman Sachs & Co.	Japanese Yen Currency Option (USD/JPY)	06/21/10	85.9200	USD	144,000	(47,130)
24,000,000	Goldman Sachs & Co.	Japanese Yen Currency Option (USD/JPY)	07/20/10	87.8900	USD	150,000	(232,597)
20,000,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY)	08/20/10	83.6500	USD	160,000	(121,480)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

# of			Expiration			Premiums
Contracts	Counterparty	Description	Date	Strike		Received	Value
Options on Currencies (continued)
22,500,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD)	06/21/10	1.5660	USD	202,500	(3,153)
22,500,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD)	07/20/10	1.5975	USD	180,000	(13,100)
16,000,000	JP Morgan Securities	United Kingdom Currency Option (GBP/USD)	08/20/10	1.4984	USD	198,400	(204,831)
						$1,782,400	$(887,450)

			Total Written Call Options:			$18,460,642	$(7,447,302)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of May 31, 2010:

Derivatives Fair Value*
Equity contracts	$202,556
Foreign exchange contracts	3,259,420
Total	$3,461,976

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 21, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 21, 2010